Financial instruments, Assets - Investments held at fair value, Sensitivity (Details) - Investments held at fair value - Level 3 of fair value hierarchy [member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Investee Enterprise Value
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Sensitivity Range	2.00%
Sensitivity Range	(2.00%)
Financial Asset Increase/ (Decrease)	$ (4,559)
Financial Asset Increase/ (Decrease)	4,652
Time to Liquidity
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Financial Asset Increase/ (Decrease)	11,828
Financial Asset Increase/ (Decrease)	$ (14,691)
Sensitivity Range	6 months
Sensitivity Range	6 months
Discount Rate
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Sensitivity Range	5.00%
Sensitivity Range	(5.00%)
Financial Asset Increase/ (Decrease)	$ 3,842
Financial Asset Increase/ (Decrease)	$ (3,408)